Long-Term Investments	12 Months Ended
Sep. 30, 2021
Investments, Debt and Equity Securities [Abstract]
LONG-TERM INVESTMENTS

NOTE 8 – LONG-TERM INVESTMENTS

Long-term investments consisted of the following as of September 30, 2021 and 2020:

	2021	2020
Huashang Micro Finance Co.	$5,897,508	$5,596,795
Longwan Rural Commercial Bank	6,981,097	6,625,133
Wenzhou Longlian Development Co., Ltd	1,293,323	1,227,377
Total	$14,171,928	$13,449,305

In 2009, the Company made an investment of RMB 90,000,000 ($13,203,257 in USD) to acquire 22.5% in Huashang Micro Finance Co. (“Huashang”), a finance company offers micro loans to its customers. In 2015, as the result of a capital reduction, the Company’s ownership was reduced by 3.5% to 19% for a cash consideration of RMB 52,000,000 ($8,535,827 in USD). The Company carries this investment at the cost on its consolidated balance sheets. The Company did not receive any dividend income from Huashang during the years ended September 30, 2021, 2020 and 2019.

In 2011, the Company made an investment of RMB 8,333,400 ($1,307,982 in USD) to acquire 8.3334% in Wenzhou Longlian Development Co., Ltd. (“Longlian”), a property and infrastructure development company. The Company carries this investment at the cost on its consolidated balance sheets. The Company did not receive any dividend income from Longlian during the years ended September 30, 2021, 2020 and 2019.

In 2012, the Company made an investment of RMB 44,982,000 ($7,172,207 in USD) to acquire 2.1% in Longwan Rural Commercial Bank. (“LRCB”), a private bank accepting deposits and providing short-term or long-term lending to its customers. The Company carries this investment at the cost on its consolidated balance sheets. During the year ended September 30, 2021, the Company received dividend income of RMB 2,822,400 ($433,735 in USD) from LRCB. During the year ended September 30, 2020, the Company received dividend income of RMB 3,087,000 ($440,647 in USD) from LRCB. During the year ended September 30, 2019, the Company received dividend income of RMB 3,307,500 ($481,070 in USD) from LRCB.

The ownership percentage of the above long-term investments has not changed during the fiscal year ended September 30, 2021. The carrying values of the pledged long-term investment to secure bank borrowings by the Company are shown in Note 10.